Credit Risk	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Accounting Policies [Abstract]
Credit Risk

8. Credit Risk

The Company has not experienced losses on any concentration of credit risk that consist primarily of cash and cash equivalents. Management believes that the Company is not exposed to significant risks on such accounts.

7. Credit Risk

The Company has not experienced losses on any concentration of credit risk that consist primarily of cash and cash equivalents. Management believes that the Company is not exposed to significant risks on such accounts.